Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.13%
Alabama–2.12%
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(a)	5.50%	12/01/2028	$2,500	$2,643,406
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(a)	4.00%	12/01/2026	3,000	3,017,867
Energy Southeast, A Cooperative District; Series 2024 B, RB(a)	5.25%	06/01/2032	1,500	1,631,792
Fairfield (City of), AL; Series 2012, GO Wts.	6.00%	06/01/2031	2,765	2,488,500
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 12/29/2015; Cost $90,000)(b)(c)	5.50%	01/01/2028	90	64,238
Series 2014, RB (Acquired 09/28/2019; Cost $2,410,793)(c)	3.50%	07/01/2026	5,022	3,584,798
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	201,084
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(d)	4.00%	11/01/2045	1,335	1,228,026
Southeast Energy Authority, A Cooperative District (No. 2); Series 2021 B, RB(a)	4.00%	12/01/2031	5,390	5,499,807
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,000	5,374,787
Talladega (County of), AL; Series 2002 D, Tax Anticipation Wts. (INS - NATL)(e)	5.25%	01/01/2029	20	20,036
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	4,000	4,010,694
				29,765,035
Arizona–4.96%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2025, RB(a)(d)	4.88%	07/01/2035	1,000	998,882
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(d)	4.63%	08/01/2028	625	617,459
Series 2018 A, RB(d)	5.00%	08/01/2033	1,955	1,931,490
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. RB(d)	6.00%	07/01/2047	2,645	2,686,882
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(d)	5.00%	07/01/2026	110	110,498
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB	3.55%	07/15/2029	395	386,572
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(d)	5.75%	07/01/2036	1,275	1,283,614
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(d)	5.00%	07/01/2039	4,520	4,496,606
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(d)	5.00%	06/01/2031	7,045	7,135,358
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.00%	07/15/2028	475	477,809
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(d)	5.00%	12/15/2039	400	401,002
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(a)(f)	5.00%	09/01/2027	2,000	2,032,949
Glendale (City of), AZ Industrial Development Authority (Midwestern University); Series 2025, RB	5.00%	05/15/2044	1,625	1,720,783
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(e)	4.38%	08/01/2032	5	5,005
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(d)(g)	0.00%	12/15/2034	1,225	668,280
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(d)	4.80%	07/01/2028	2,295	2,335,665
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(d)(f)	4.00%	10/15/2047	2,000	1,702,415
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2039	2,250	2,290,729
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(d)	5.25%	07/01/2033	725	730,730
Series 2023, RB(d)	6.00%	07/01/2043	1,885	1,885,115
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The); Series 2016 A, Ref. RB(d)	5.00%	07/01/2035	2,900	2,900,684
Phoenix (City of), AZ Industrial Development Authority (The) (Legacy Traditional Schools); Series 2015, Ref. RB(d)	5.00%	07/01/2035	3,365	3,366,795
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	50	50,091
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2015, Ref. RB(d)	5.38%	06/15/2035	$3,370	$3,372,062
Pima (County of), AZ Industrial Development Authority (The) (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	5,365	5,366,480
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools); Series 2020, Ref. RB(d)	4.75%	05/01/2030	1,300	1,301,834
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(d)	4.13%	07/01/2026	265	264,231
Pima (County of), AZ Industrial Development Authority (The) (Imagine East Mesa Charter Schools);
Series 2019, RB(d)	5.00%	07/01/2029	245	246,017
Series 2019, RB(d)	5.00%	07/01/2034	400	401,052
Series 2019, RB(d)	5.00%	07/01/2039	500	494,509
Pima (County of), AZ Industrial Development Authority (The) (Riverbend Prep); Series 2010, RB(d)	7.00%	09/01/2037	1,886	1,886,578
Pinal (County of), AZ Industrial Development Authority (Green Bonds); Series 2021 C, RB(d)(f)	5.50%	10/01/2033	4,000	4,208,495
Sierra (City of), AZ Vista Industrial Development Authority;
Series 2024, Ref. RB(d)	5.25%	06/01/2034	1,645	1,666,880
Series 2024, Ref. RB(d)	5.88%	06/01/2044	1,500	1,456,166
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(d)	5.00%	06/15/2034	1,730	1,772,941
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy); Series 2025, RB	6.25%	06/15/2045	5,270	5,374,982
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2025, RB	4.38%	12/01/2036	1,190	1,191,786
Series 2025, RB	5.38%	12/01/2046	500	502,139
				69,721,565
Arkansas–1.22%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(d)(f)	4.50%	09/01/2049	2,000	1,940,335
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(d)(f)	4.75%	09/01/2049	7,370	7,205,642
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(f)	5.45%	09/01/2052	8,000	8,033,506
				17,179,483
California–5.34%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2022 A-1, RB(a)	4.00%	08/01/2028	16,065	16,419,079
Series 2024, RB(a)	5.00%	08/01/2032	5,000	5,250,992
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	115	115,875
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	610	610,709
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	2,442	2,525,923
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2025 B, Ref. RB(a)(f)	12.00%	11/02/2026	4,870	4,139,500
California (State of) Municipal Finance Authority (Ascent 613);
Series 2025 A, RB(d)	5.00%	01/01/2038	1,000	1,022,352
Series 2025 A, RB(d)	5.00%	01/01/2040	500	507,119
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(d)	5.00%	06/01/2038	3,370	3,384,836
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 09/15/2017-02/12/2019; Cost $5,125,317)(b)(c)(d)(f)	7.50%	07/01/2032	4,950	55,688
Series 2020, RB (Acquired 10/06/2020; Cost $955,203)(b)(c)(d)(f)	7.50%	07/01/2032	1,000	11,250
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(d)(f)	5.00%	07/01/2037	2,000	2,000,923
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(d)	6.25%	07/01/2054	6,100	6,285,551
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025, RB(d)	5.38%	06/01/2035	1,000	1,049,758
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(d)	5.00%	07/01/2026	40	39,774
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(d)	5.00%	08/01/2033	620	641,274
Series 2023, Ref. RB(d)	5.25%	08/01/2038	500	515,562
California (State of) Statewide Communities Development Authority; Series 2025 A-1, RB	3.44%	02/20/2041	4,973	4,663,768
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2025, Ref. RB(d)	5.13%	11/01/2040	$1,650	$1,716,792
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	8,988	9,008,567
Series 2016 A, RB(d)	5.25%	12/01/2056	3,000	3,000,304
Series 2018 A, RB(d)	5.50%	12/01/2058	3,000	3,014,629
Palomar Health; Series 2016, Ref. RB	4.00%	11/01/2039	1,250	990,510
Pomona Unified School District; Series 2021 F, GO Bonds (INS - BAM)(e)	3.00%	08/01/2048	1,000	782,649
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(e)	5.00%	12/01/2034	5,405	5,413,073
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	1,965	1,968,731
				75,135,188
Colorado–5.61%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,240	2,146,915
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds(a)(h)	5.00%	12/15/2025	659	659,487
Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	525	534,101
Series 2020 A, GO Bonds	5.00%	12/01/2040	515	518,873
Canyon Pines Metropolitan District; Series 2024, GO Bonds(d)	8.25%	12/01/2053	5,000	5,056,302
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,112,233
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	2,000	2,011,577
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(d)	5.25%	04/01/2039	2,500	2,528,812
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB (Acquired 12/15/2021; Cost $4,210,308)(c)	5.00%	05/15/2035	4,035	3,784,609
Series 2021 A, RB (Acquired 05/30/2023; Cost $914,729)(c)	5.00%	05/15/2044	1,170	945,488
Series 2021 B, RB (Acquired 12/15/2021; Cost $1,005,000)(c)	2.63%	05/15/2029	1,005	990,144
Colorado (State of) International Center Metropolitan District No. 14; Series 2018, GO Bonds	5.63%	12/01/2032	994	998,821
Copperleaf Metropolitan District No. 6; Series 2022 B, GO Bonds	6.00%	12/15/2041	1,225	1,239,369
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(f)	5.00%	10/01/2032	1,000	1,001,096
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	5.00%	12/01/2045	500	510,399
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	2,673	2,673,162
Dominion Water & Sanitation District;
Series 2022, Ref. RB	5.00%	12/01/2027	1,166	1,170,659
Series 2022, Ref. RB	5.25%	12/01/2032	3,415	3,514,623
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	603,596
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(d)	4.88%	12/01/2028	335	335,844
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	478	490,544
Series 2024 A-2, RB	6.50%	12/01/2043	300	307,602
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	5,499	5,512,022
Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	1,030,000
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2033	1,000	1,000,034
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	1,000	1,057,386
Morgan Hill Metropolitan District No. 3;
Series 2021 A, GO Bonds	3.00%	12/01/2031	980	903,258
Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,447,437
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	5,787	6,005,597
Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	1,855	1,874,755
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,225	2,236,098
Parterre Metropolitan District No. 5; Series 2025 A, GO Bonds	5.13%	12/01/2035	885	939,126
Peak Metropolitan District No. 1; Series 2021 A, GO Bonds(d)	5.00%	12/01/2041	1,670	1,543,792
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(d)	5.00%	12/01/2040	1,465	1,465,474
Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	1,330	1,329,846
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(g)	0.00%	12/01/2032	4,000	2,497,445
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.00%	12/01/2042	1,900	1,936,195
Riverwalk Metropolitan District No. 2; Series 2022 A, RB	4.50%	12/01/2032	4,000	3,772,121
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(d)	5.00%	12/01/2031	$3,445	$3,465,873
Series 2021 A, GO Bonds(d)	5.00%	12/01/2041	2,000	1,953,164
Sterling Ranch Community Authority Board;
Series 2024 A, Ref. RB	6.13%	12/01/2039	550	576,434
Series 2024, RB	5.63%	12/01/2043	706	725,684
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGI)(e)	3.25%	12/15/2050	469	400,456
Verve Metropolitan District No. 1; Series 2023, GO Bonds	5.75%	12/01/2033	2,895	2,952,988
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(d)	5.70%	12/01/2051	166	159,330
				78,918,771
Connecticut–0.08%
Connecticut (State of) Health & Educational Facilities Authority; Series 2025 A, RB(d)	12.00%	09/01/2030	1,000	1,100,966
Delaware–0.40%
Delaware State Economic Development Authority (NRG Energy);
Series 2020 A, Ref. RB(a)	4.00%	10/01/2035	2,500	2,536,667
Series 2020 B, Ref. RB(a)	4.00%	10/01/2035	1,700	1,724,933
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(d)	5.00%	07/01/2028	1,336	1,346,255
				5,607,855
District of Columbia–1.46%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	495	495,709
Series 2017 A, RB	5.00%	07/01/2032	1,000	1,014,409
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2035	1,285	1,285,052
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	17,230	17,770,640
				20,565,810
Florida–9.40%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 12/04/2020; Cost $57,423)(b)(c)	5.63%	11/15/2029	58	861
Series 2014, RB (Acquired 06/04/2020; Cost $267,154)(b)(c)	6.00%	11/15/2029	310	4,653
Series 2014, RB (Acquired 01/17/2020; Cost $438,044)(b)(c)	6.00%	11/15/2034	465	6,979
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(d)	5.00%	11/15/2061	965	709,547
Ave Maria Stewardship Community District; Series 2025, RB	5.30%	05/01/2045	1,215	1,216,643
Babcock Ranch Community Independent Special District; Series 2024, RB(d)	5.00%	05/01/2044	500	502,510
Boggy Creek Improvement District; Series 2023, Ref. RB	4.50%	05/01/2033	935	963,146
Broward (County of), FL; Series 2015 A, RB(f)	5.00%	10/01/2045	10,000	9,957,272
Capital Projects Finance Authority (Kissimmee Charter Academy); Series 2024, RB(d)	6.13%	06/15/2044	150	153,991
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(d)	6.00%	01/01/2035	2,250	2,331,696
Series 2025 A, RB(d)	6.38%	01/01/2040	4,310	4,471,215
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(d)	5.00%	06/15/2044	1,760	1,672,958
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019, RB	5.00%	12/15/2029	330	331,057
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(d)	5.38%	08/01/2032	1,000	964,100
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(d)	5.00%	06/01/2041	465	437,818
Series 2021, RB(d)	3.25%	06/01/2031	230	212,815
Series 2021, RB(d)	5.00%	06/01/2041	1,615	1,520,595
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(d)	4.00%	12/01/2028	4,815	4,813,060
Capital Trust Authority (Academir Charter Schools, Inc.);
Series 2024, Ref. RB(d)	5.00%	06/01/2044	2,000	1,845,196
Series 2025, RB(d)	5.63%	07/01/2040	1,785	1,810,777
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(d)	6.25%	06/15/2040	3,000	3,076,410
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(d)	5.00%	07/01/2039	1,475	1,481,876
Series 2024, RB(d)	5.00%	07/01/2044	1,140	1,077,817
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Authority (Florida Institute of Technology); Series 2025, RB(d)	4.75%	07/01/2040	$1,250	$1,258,408
Capital Trust Authority (Imagine School At West Pasco Project); Series 2023, RB(d)	6.25%	12/15/2043	2,135	2,105,454
Capital Trust Authority (KIPP Miami N Campus); Series 2024 A, RB(d)	5.63%	06/15/2044	410	415,326
Capital Trust Authority (Plato Academy Schools); Series 2024, RB	5.00%	12/15/2044	3,000	2,855,041
Capital Trust Authority (St.Johns Classical Academy, Inc.); Series 2025, Ref. RB(d)	4.75%	06/15/2040	815	789,520
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(d)(f)	5.00%	10/01/2029	1,115	1,142,815
Series 2025, RB(f)	5.88%	10/01/2045	1,640	1,709,845
Creekview Community Development District (Phase 2); Series 2024, RB	5.38%	05/01/2044	1,995	2,005,124
Cypress Reserve Community Development District; Series 2025, RB(d)	5.60%	05/01/2045	1,625	1,643,283
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group); Series 2020, Ref. RB	4.00%	08/15/2050	2,100	1,806,747
Florida (State of) Municipal Loan Council (Shingle Creek Transit & Utility Community Development District); Series 2024, RB(f)	5.15%	05/01/2044	405	413,799
Florida Development Finance Corp.; Series 2023, RB(a)(d)(f)	6.13%	07/01/2026	3,400	3,419,397
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(d)(f)	12.00%	07/15/2028	3,250	1,056,250
Series 2024, Ref. RB(f)	5.00%	07/01/2035	5,505	4,569,150
Series 2024, Ref. RB (INS - AGI)(e)(f)	5.00%	07/01/2044	2,000	1,988,739
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB(a)(d)(f)	10.00%	07/15/2028	2,000	650,000
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB (Acquired 08/12/2025; Cost $6,000,000)(a)(c)(d)(f)	10.00%	06/15/2026	6,000	4,500,000
Florida Development Finance Corp. (Florida Charter Educational Foundation, Inc.); Series 2016, RB(d)	6.25%	06/15/2036	5,000	5,033,491
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(a)(d)(f)	4.38%	10/01/2031	2,500	2,536,727
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(d)	5.25%	06/15/2029	1,000	1,001,678
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	3,000	2,893,442
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(d)	6.25%	06/15/2028	3,000	2,988,173
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2020, Ref. RB(d)	5.00%	09/15/2040	1,045	1,002,729
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	1,220	1,329,679
Florida Local Government Finance Commission (Bridgeprep Academy); Series 2025 A, RB(d)	5.50%	06/15/2040	2,000	2,063,708
Gas Worx Community Development District; Series 2025, RB(d)	5.75%	05/01/2045	1,000	1,027,251
Greater Orlando Aviation Authority;
Series 2025, RB(f)	5.25%	11/01/2034	1,000	1,077,633
Series 2025, RB(f)	5.25%	11/01/2035	1,000	1,071,453
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2030	2,885	2,990,214
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(d)	5.00%	07/15/2028	265	266,857
Series 2018 A, RB(d)	5.38%	07/15/2038	1,300	1,281,217
Lakes of Sarasota Community Development District; Series 2024 B, RB	5.25%	05/01/2034	2,320	2,386,678
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	4.50%	05/01/2031	540	548,955
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(a)(d)	5.50%	07/01/2026	6,965	6,963,874
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	1,500	1,506,949
Lowery Hills Community Development District (Assessment Area One); Series 2025, RB(d)	5.63%	05/01/2045	725	729,915
Madeira Community Development District (Assessment Area No.2 ); Series 2025, RB	4.70%	05/01/2035	860	879,796
Middleton Community Development District A; Series 2024, RB	4.00%	05/01/2034	735	741,207
New Port Corners Community Development District; Series 2025, RB(d)	5.20%	06/15/2045	500	500,838
Northridge Community Development District; Series 2025, RB(d)	5.75%	05/01/2045	1,750	1,797,689
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(d)	4.38%	05/15/2035	645	650,258
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities Obligated Group); Series 2024, Ref. RB	5.00%	08/01/2047	1,900	1,909,611
Parrish Lakes Community Development District; Series 2024, RB	5.50%	05/01/2044	860	871,313
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	900	902,024
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,762,317
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	2,500	2,390,184
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $2,855,000)(b)(c)(d)(f)(i)	5.88%	01/01/2033	$2,855	$434,221
Ranches at Lake Mcleod Community Development District (Assessment Area Two); Series 2025, RB	5.45%	06/15/2045	600	608,986
Rivers Edge III Community Development District; Series 2025, RB	5.75%	05/01/2045	450	465,818
V-Dana Community Development District (Assessment Area Two - 2025 Project Area);
Series 2025, RB	5.38%	05/01/2045	875	883,589
Series 2025, RB	5.55%	05/01/2055	1,250	1,257,820
Venice (City of), FL (Village on the Isle); Series 2024, RB(d)	4.25%	01/01/2030	900	901,728
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.38%	05/01/2044	500	507,509
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2024, RB(d)	4.20%	05/01/2039	1,495	1,487,867
Series 2024, RB(d)	4.55%	05/01/2044	995	963,337
Wildwood (City of), FL Village Community Development Disctrict No. 16;
Series 2025, RB	4.50%	05/01/2040	1,000	1,011,339
Series 2025, RB	4.88%	05/01/2045	700	700,578
				132,220,542
Georgia–1.97%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2026	810	811,361
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(d)	5.00%	04/01/2034	1,750	1,784,991
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy); Series 2023, RB(d)	5.20%	06/15/2033	1,000	1,025,104
Conyers (City of), GA (Salem Gate); Series 2024, RB	5.38%	03/01/2036	2,870	2,891,149
DeKalb (County of), GA Development Authority (The Globe Academy, Inc.);
Series 2024 A, RB	5.00%	06/01/2040	400	406,322
Series 2024 A, RB	5.00%	06/01/2045	415	415,214
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,200	1,201,725
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(d)	5.00%	06/15/2027	170	171,073
Main Street Natural Gas, Inc.;
Series 2022 C, RB(a)(d)	4.00%	11/01/2027	11,000	11,005,885
Series 2023 B, RB(a)	5.00%	03/01/2030	2,000	2,121,988
Series 2024 C, RB(a)	5.00%	12/01/2031	2,000	2,153,592
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	1,425	1,432,676
Savannah Georgia Convention Center Authority;
Series 2025, RB (INS - AGI)(e)	5.25%	06/01/2041	600	660,892
Series 2025, RB (INS - AGI)(e)	5.25%	06/01/2043	700	755,658
Series 2025, RB (INS - AGI)(e)	5.50%	06/01/2045	750	813,758
				27,651,388
Guam–0.20%
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,780,152
Idaho–0.65%
Avimor Community Infrastructure District No. 1 (Assessment Area Five); Series 2024, RB(d)	5.88%	09/01/2053	1,703	1,754,696
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2015 D, Ref. RB	5.50%	12/01/2027	1,750	1,759,422
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	430	424,062
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(d)	4.63%	07/01/2029	110	110,259
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(d)	4.00%	05/01/2042	2,280	1,878,029
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2028	205	209,286
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	534,734
Series 2014 A, Ref. RB	6.75%	07/01/2048	2,384	2,396,382
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(f)	6.45%	08/01/2032	130	130,484
				9,197,354
Illinois–3.56%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	395	397,734
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Berwyn (City of), IL (South Berwyn Corridor); Series 2020, RB(d)	4.00%	12/01/2028	$805	$787,108
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2026	505	505,403
Series 2018 A, Ref. RB	5.00%	01/01/2027	530	535,413
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,017,780
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,525,323
Chicago (City of), IL (O’Hare International Airport);
Series 2016 B, Ref. RB	5.00%	01/01/2041	1,000	1,000,569
Series 2024 C, Ref. RB(f)	5.25%	01/01/2043	1,700	1,818,413
Chicago (City of), IL Board of Education; Series 2025 B, Ref. GO Bonds	5.00%	12/01/2040	2,500	2,413,495
Chicago (City of), IL Midway International Airport; Series 2025 B, Ref. RB	5.00%	01/01/2042	2,000	2,180,671
Evanston (City of), IL (Roycemore School);
Series 2021, RB(d)	4.00%	04/01/2032	245	232,596
Series 2021, RB(d)	4.38%	04/01/2041	930	813,610
Hillside (Village of), IL (Mannheim Redevelopment); Series 2018, Ref. RB	5.00%	01/01/2030	1,830	1,842,408
Illinois (County of), IL School District No. 102 (La Grange); Series 2025, GO Bonds (INS - BAM)(e)	5.00%	12/15/2044	1,375	1,442,579
Illinois (State of); Series 2025 E, GO Bonds (INS - BAM)(e)	5.00%	09/01/2045	2,500	2,607,206
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	11,805	11,820,740
Illinois (State of) Finance Authority; Series 2025, Ref. RB(d)	5.88%	09/01/2046	1,500	1,493,038
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(d)	5.25%	12/01/2025	100	100,000
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $2,150,840)(c)	5.00%	11/01/2027	2,065	1,430,012
Series 2019 A, Ref. RB (Acquired 09/08/2022; Cost $1,885,670)(c)	5.00%	11/01/2035	2,020	1,398,850
Illinois (State of) Finance Authority (Northshore University Health); Series 2020, VRD RB(j)	1.25%	08/15/2049	3,000	3,000,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,073	789,266
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(e)	5.13%	06/01/2026	10	10,011
Series 2002, COP (INS - NATL)(e)	5.25%	06/01/2032	140	140,149
Illinois (State of) Toll Highway Authority; Series 2016 B, RB	5.00%	01/01/2041	2,375	2,387,379
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	7,745	7,755,542
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	640	638,903
				50,084,198
Indiana–1.86%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	135	132,068
Indiana (State of) Finance Authority;
Series 2025, RB	5.25%	07/01/2040	1,895	1,914,579
Series 2025, Ref. RB	5.00%	11/15/2043	12,950	13,889,058
Indiana (State of) Finance Authority (Good Samaritan Hospital);
Series 2016 A, RB	5.00%	04/01/2037	200	200,404
Series 2016 A, RB	5.50%	04/01/2046	5,785	5,793,250
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(d)	5.50%	07/01/2028	400	400,084
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2037	1,865	1,945,898
Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(d)	5.10%	01/01/2032	810	791,342
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(a)(f)	4.40%	06/10/2031	1,000	1,056,715
				26,123,398
Iowa–1.79%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	527,033
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	646,734
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	4,500	4,500,086
Iowa (State of) Finance Authority (Green Bonds);
Series 2025, RB(f)	8.13%	07/01/2030	1,100	1,108,247
Series 2025, RB	4.50%	10/01/2035	750	757,767
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(h)	5.00%	12/01/2032	5,410	6,224,441
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(d)	6.00%	11/01/2027	1,345	1,355,407
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	10,000	10,104,675
				25,224,390
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.99%
Garden (City of), KS; Series 2025, RB(d)	5.38%	06/01/2039	$4,500	$4,551,961
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,166,531
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,284,437
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	2,963,614
Series 2024 VIII, Ref. RB	5.25%	05/15/2039	2,000	2,005,282
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	2,000	1,951,213
				13,923,038
Kentucky–0.78%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.00%	02/01/2026	165	165,407
Series 2016, Ref. RB	5.38%	02/01/2036	5,000	5,011,331
Series 2016, Ref. RB	5.50%	02/01/2044	2,170	2,171,806
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	2,665	2,581,475
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2030	1,000	1,001,371
				10,931,390
Louisiana–1.34%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	1,000	1,042,420
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Christwood);
Series 2024, Ref. RB(d)	4.25%	11/15/2030	940	945,304
Series 2024, Ref. RB(d)	5.00%	11/15/2037	1,900	1,966,527
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(d)	5.38%	11/01/2038	2,695	2,792,387
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(d)	4.63%	11/01/2038	1,275	1,295,021
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2025, RB(a)(d)(f)	4.38%	10/02/2028	5,000	5,001,238
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB (Acquired 06/04/2024; Cost $4,888,954)(c)(d)	9.00%	12/01/2044	5,000	4,345,103
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(a)	3.70%	06/01/2030	1,500	1,516,475
				18,904,475
Maryland–0.25%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,175,509
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,117,950
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(d)	5.00%	07/01/2027	215	216,111
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, RB (INS - AMBAC)(e)	5.50%	07/01/2026	10	10,073
				3,519,643
Massachusetts–1.56%
Ashland (Town of), MA; Series 2022, GO Bonds	4.00%	08/01/2042	1,000	1,007,436
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	4.00%	10/01/2026	100	100,009
Series 2018, Ref. RB	4.00%	10/01/2027	150	150,017
Series 2018, Ref. RB	4.25%	10/01/2028	320	320,061
Series 2018, Ref. RB	4.38%	10/01/2029	385	385,085
Series 2018, Ref. RB	4.50%	10/01/2030	690	690,175
Massachusetts (Commonwealth of) Development Finance Agency; Series 2025, RB	5.00%	07/01/2040	4,000	4,198,106
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music); Series 2016, Ref. RB	5.00%	10/01/2039	4,000	4,040,882
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.25%	08/15/2041	5,475	5,921,596
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2025, Ref. RB	5.25%	01/01/2040	1,070	1,132,787
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2047	$4,000	$3,974,000
				21,920,154
Michigan–1.55%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2034	1,600	1,636,758
Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	385	385,359
Ivywood Classical Academy; Series 2023, RB	5.00%	01/01/2034	1,830	1,869,717
MBS International Airport Revenue;
Series 2025, RB(f)	5.75%	06/01/2040	1,000	1,064,980
Series 2025, RB(f)	6.00%	06/01/2045	1,010	1,045,187
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds); Series 2024, RB	5.25%	02/29/2040	1,000	1,092,537
Michigan (State of) Finance Authority (Huron Academy); Series 2024, Ref. RB	4.50%	10/01/2034	2,345	2,343,380
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	1,350	1,185,174
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2019 A, Ref. RB	4.00%	12/01/2049	1,145	1,021,936
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	2,820	2,225,677
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(f)	4.00%	10/01/2026	5,610	5,606,144
Waterford Township Economic Development Corp.; Series 2016 A, RB(g)	0.00%	07/01/2026	980	218,540
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, Ref. RB	5.00%	12/01/2043	2,000	2,164,466
				21,859,855
Minnesota–2.37%
Bethel (City of), MN (Ecumen Obligated Group);
Series 2024, Ref. RB	5.25%	03/01/2034	750	766,821
Series 2024, Ref. RB	6.13%	03/01/2044	1,500	1,506,719
Bethel (City of), MN (Spectrum High School); Series 2024, RB	5.00%	07/01/2059	1,500	1,396,603
Brainerd (City of), MN; Series 2025, RB	5.50%	05/01/2045	4,700	4,727,763
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.00%	06/15/2044	2,835	2,669,520
Carlton (City of), MN;
Series 2025, Ref. RB	5.25%	09/01/2035	1,030	1,043,722
Series 2025, Ref. RB	6.38%	09/01/2045	2,445	2,491,444
Coon Rapids (City of), MN (Athlos Leadership Academy); Series 2025, Ref. RB	6.50%	06/15/2047	2,000	2,050,090
Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(d)	3.55%	04/01/2039	5,000	4,175,495
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	695	600,815
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,055	1,023,138
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,041,103
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(d)	5.50%	07/01/2027	350	352,322
Series 2017 A, RB(d)	6.00%	07/01/2032	1,080	1,095,222
Ramsey (City of), MN (Pact Charter School); Series 2022 A, Ref. RB	5.00%	06/01/2032	2,000	2,001,743
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,000,526
Shakopee (City of), MN; Series 2025, Ref. RB	5.13%	11/01/2040	1,800	1,816,377
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,927,397)(a)(b)(c)(d)	6.00%	07/01/2027	1,927	192,740
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(d)	5.25%	07/01/2033	140	141,532
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	4.25%	12/01/2032	970	993,681
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	215	215,974
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong Prep Academy); Series 2020, Ref. RB	5.00%	09/01/2040	1,500	1,500,250
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	238,893
Series 2018, Ref. RB	4.13%	10/01/2033	250	236,791
				33,279,284
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–0.19%
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(d)	3.63%	11/01/2036	$2,820	$2,674,372
Missouri–0.93%
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2028	30	30,067
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(d)	4.50%	12/01/2029	30	30,050
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	100	99,877
Series 2016 A, Ref. RB(d)	5.00%	04/01/2036	2,000	2,000,906
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(d)	4.38%	02/01/2031	450	446,152
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	1,000	1,001,251
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,675,678
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	2,180	2,051,518
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2025, Ref. RB(d)	6.00%	10/01/2045	3,000	3,008,935
St Louis County Industrial Development Authority; Series 2017, Ref. RB	5.00%	09/01/2037	1,195	1,206,988
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,500	1,523,788
				13,075,210
Montana–0.36%
Montana (State of) Facility Finance Authority (Franklin School Apartments); Series 2025, RB(a)	5.15%	12/01/2026	2,500	2,506,135
Montana Board of Housing (Baxter Apartments Projects); Series 2023, RB(a)	6.50%	03/01/2026	2,500	2,501,566
				5,007,701
Nevada–0.18%
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.00%	12/01/2039	400	413,384
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2037	500	500,073
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(d)	5.50%	06/01/2037	730	765,589
Reno (City of), NV; Series 2025, RB(d)	5.00%	06/01/2041	825	847,105
				2,526,151
New Hampshire–2.59%
New Hampshire (State of) Business Finance Authority; Series 2025 B-1, RB	5.15%	09/28/2037	2,000	2,028,592
New Hampshire (State of) Business Finance Authority (Canyon Ranch); Series 2025, RB(d)(g)	0.00%	12/01/2035	7,700	3,916,151
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(d)	3.63%	07/02/2040	3,455	2,836,095
New Hampshire (State of) Business Finance Authority (Grace Christian School); Series 2025, RB	5.13%	08/01/2040	1,500	1,517,937
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(d)(g)	0.00%	12/15/2033	5,000	3,094,563
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(d)(g)	0.00%	12/01/2031	10,000	7,020,354
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	1,528	1,554,741
Series 2022-2A, RB	4.00%	10/20/2036	3,828	3,792,024
New Hampshire (State of) Business Finance Authority (Social Certificates); Series 2024-1A, RB	4.25%	07/20/2041	2,922	2,920,282
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(d)(g)	0.00%	04/01/2032	3,000	2,034,165
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(d)(g)	0.00%	12/01/2034	7,500	4,219,003
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(d)	5.63%	12/15/2033	775	797,023
Series 2024, RB(d)	6.25%	12/15/2038	715	750,625
				36,481,555
New Jersey–0.67%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(d)	5.13%	11/01/2029	165	166,654
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(d)	5.00%	07/01/2027	170	170,771
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(d)	4.75%	10/01/2028	$645	$640,777
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	1,075	1,075,525
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(d)	4.25%	09/01/2027	115	115,551
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(g)	0.00%	12/15/2028	715	652,679
Series 2009 A, RB(g)	0.00%	12/15/2032	1,465	1,172,084
Series 2025 AA, RB	5.00%	06/15/2043	5,000	5,395,204
				9,389,245
New Mexico–0.09%
Winrock Town Center Tax Increment Development District No. 1; Series 2022, Ref. RB(d)	4.00%	05/01/2033	1,250	1,216,406
New York–6.51%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $220,094)(b)(c)(d)	5.00%	10/01/2028	213	2,875
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $1,403,843)(b)(c)(d)	5.00%	10/01/2038	1,389	18,746
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(d)(f)(k)	5.25%	12/31/2033	3,000	3,027,296
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(d)(f)(k)	5.50%	12/31/2040	7,155	7,059,909
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds); Series 2025, RB(d)	5.13%	10/15/2045	2,000	1,984,606
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2030	2,365	2,366,115
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(d)	2.50%	06/15/2031	375	347,385
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn); Series 2023, RB(d)	5.25%	06/15/2043	525	524,926
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,210	2,662,179
Metropolitan Transportation Authority; Series 2025, Ref. RB	5.00%	11/15/2042	1,600	1,724,373
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(g)(i)	0.00%	01/01/2058	967	0
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	1,250	1,275,178
Series 2024, RB	5.25%	11/01/2043	1,500	1,580,195
New York Counties Tobacco Trust IV; Series 2010 A, RB(d)	6.25%	06/01/2041	2,849	2,750,463
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	720	731,730
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,640	2,622,694
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(d)	7.25%	11/15/2044	5,400	5,403,999
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	2,400	2,400,623
Series 2016, Ref. RB(f)	5.00%	08/01/2031	8,680	8,684,267
Series 2020, Ref. RB(f)	5.25%	08/01/2031	2,170	2,251,069
Series 2021, Ref. RB(f)	3.00%	08/01/2031	1,545	1,465,476
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2032	4,315	4,438,986
Series 2018, RB(f)	5.00%	01/01/2034	6,500	6,642,834
Series 2020, RB(f)	5.00%	10/01/2035	5,000	5,221,344
Series 2020, RB(f)	4.38%	10/01/2045	4,000	3,774,065
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(f)	5.50%	06/30/2038	2,000	2,145,095
Series 2023, RB(f)	5.50%	06/30/2039	1,000	1,067,792
Series 2023, RB(f)	5.50%	06/30/2040	875	924,936
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2023, RB(f)	5.63%	04/01/2040	2,500	2,627,199
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(d)(f)	4.75%	11/01/2042	1,000	897,521
Oneida Indian Nation; Series 2024 B, RB(d)	6.00%	09/01/2043	2,400	2,588,317
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.00%	12/01/2034	$1,600	$1,649,624
Series 2024, RB	5.75%	12/01/2044	1,500	1,525,749
Tompkins County Development Corp. (Ithaca College); Series 2015, Ref. RB	5.00%	07/01/2034	750	750,918
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	200,000
Series 2013 A, RB(b)	5.00%	07/01/2032	1,000	200,000
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(d)(f)	7.00%	06/01/2046	3,500	3,644,222
Westchester County Local Development Corp.; Series 2025, RB	6.50%	11/01/2030	4,150	4,366,048
				91,548,754
North Carolina–0.51%
Greater Asheville Regional Airport Authority; Series 2023, RB (INS - AGI)(e)(f)	5.25%	07/01/2048	3,625	3,743,696
North Carolina (State of) Medical Care Commission; Series 2025, Ref. RB	5.38%	10/01/2045	810	820,572
North Carolina (State of) Medical Care Commission (Southminster); Series 2016, Ref. RB	5.00%	10/01/2037	2,590	2,592,870
				7,157,138
North Dakota–0.40%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	220	219,806
Grand Forks (City of), ND (Altru Health System); Series 2021, Ref. RB	4.00%	12/01/2040	3,375	3,154,948
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.75%	05/01/2044	1,100	1,099,669
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	965	1,075,300
				5,549,723
Ohio–4.33%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	2,755	1,962,409
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	1,470	1,239,986
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(d)	5.25%	01/01/2034	1,000	1,036,150
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	1,000	1,002,315
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(d)	7.00%	11/15/2048	4,915	5,104,426
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(f)	5.38%	09/15/2027	485	485,673
Columbus (City of) & Franklin (County of), OH Finance Authority (Silver Birch of Columbus); Series 2025, RB(d)	6.05%	01/01/2046	1,000	1,002,204
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2037	6,220	6,269,127
Series 2017, Ref. RB	5.00%	02/15/2042	3,500	3,500,406
Dayton-Montgomery County Port Authority (Liberty Assisted Living - Springfield); Series 2025 A, RB(d)	6.63%	01/01/2045	3,640	3,789,917
Franklin (County of), OH; Series 2015, RB	5.00%	05/15/2040	5,800	5,806,854
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,516,740
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	1,800	1,788,609
Hamilton (County of), OH (Life Enriching Communities);
Series 2025, Ref. RB	5.25%	01/01/2041	525	548,836
Series 2025, Ref. RB	5.13%	01/01/2044	1,050	1,058,318
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2033	2,000	2,004,724
Series 2013, RB	5.00%	02/15/2044	4,880	4,852,708
Series 2013, RB	5.00%	02/15/2048	5,300	5,120,022
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(f)	5.00%	12/31/2039	3,665	3,664,986
Ohio (State of) Higher Educational Facility Commission; Series 2016, Ref. RB	5.00%	11/01/2041	1,000	1,007,487
Ohio (State of) Higher Educational Facility Commission (John Carroll University); Series 2025, RB	5.38%	10/01/2045	3,425	3,453,693
Ohio (State of) Housing Finance Agency;
Series 2025, RB(d)	6.25%	01/01/2045	1,000	1,025,343
Series 2025, RB(d)	6.25%	01/01/2045	1,000	1,025,343
Series 2025, RB(d)	6.25%	01/01/2045	1,000	1,025,343
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments); Series 2025, RB(d)	5.70%	08/01/2043	1,200	1,243,333
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	$310	$310,080
				60,845,032
Oklahoma–0.61%
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(d)	5.25%	06/15/2034	1,200	1,215,731
Series 2024, RB(d)	6.00%	06/15/2044	1,500	1,464,554
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB (INS - AGI)(e)	4.00%	08/15/2048	2,430	2,214,281
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(f)	5.50%	12/01/2035	2,000	2,001,410
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.); Series 2025, Ref. RB(f)	6.25%	12/01/2035	1,500	1,730,994
				8,626,970
Oregon–0.41%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	35	35,017
Morrow (Port of), OR; Series 2024 A, GO Bonds(d)	5.15%	10/01/2026	5,000	5,000,477
Oregon (State of) Facilities Authority;
Series 2025, Ref. RB(d)	4.63%	06/15/2035	270	275,946
Series 2025, Ref. RB(d)	5.50%	06/15/2045	475	476,975
				5,788,415
Pennsylvania–0.90%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(d)	6.00%	05/01/2042	620	649,577
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(d)	5.00%	05/01/2028	620	636,240
Commonwealth Financing Authority; Series 2015 A, RB	5.00%	06/01/2034	500	502,527
Crawford (County of), PA Hospital Authority Meadville Medical Center);
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,755	2,763,196
Series 2016, Ref. RB	6.00%	06/01/2036	1,915	1,923,554
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.);
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(b)(c)	5.00%	06/30/2027	350	154,062
Series 2013, RB(b)	5.00%	06/30/2027	193	34,713
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	1,575	1,705,916
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016, Ref. RB	5.00%	06/01/2036	1,000	1,010,576
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2039	1,840	1,797,748
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	504,768
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,008,601
				12,691,478
Puerto Rico–4.78%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	8,375	8,489,957
Series 2002, RB	5.63%	05/15/2043	7,645	7,771,071
PRHTA Custodial Trust; Series 2023, RB(b)	5.75%	12/06/2049	193	60,403
PRPBA Custodial Trust; Series 2022, RB(g)	0.00%	03/15/2049	278	3,506
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	2,035	1,466,839
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	10,510	10,751,767
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,300	3,297,983
Subseries 2022, RN(g)	0.00%	11/01/2043	3,618	2,320,270
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGI)(e)	5.00%	07/01/2026	$155	$155,590
Series 2007 TT, RB (INS - NATL)(e)	5.00%	07/01/2026	165	164,881
Series 2007 TT, RB(b)	5.00%	07/01/2037	65	43,387
Series 2007 UU, Ref. RB (INS - AGI)(e)	5.00%	07/01/2026	1,435	1,440,455
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2030	1,000	1,009,868
Series 2010 CCC, RB(b)	5.25%	07/01/2026	1,765	1,178,137
Series 2010 XX, RB(b)	5.25%	07/01/2027	250	166,875
Series 2010 ZZ, Ref. RB(b)	5.25%	07/01/2026	1,180	784,700
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	3,748	3,633,112
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 08/06/2009-03/25/2024; Cost $659,173)(c)	6.63%	01/01/2027	596	593,124
Series 2023 A, RB (Acquired 08/06/2009-01/08/2020; Cost $5,241,106)(c)	6.63%	01/01/2028	4,548	4,515,642
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGI)(e)	5.00%	08/01/2027	440	441,179
Series 2005 A, RB (INS - AGI)(e)	5.00%	08/01/2030	305	305,874
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	734	695,988
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,003	888,994
Series 2018 A-1, RB	4.50%	07/01/2034	8,408	8,410,357
Series 2018 A-1, RB	4.55%	07/01/2040	538	536,749
Series 2018 A-1, RB(g)	0.00%	07/01/2046	8,831	3,011,351
Series 2018 A-1, RB(g)	0.00%	07/01/2051	11,268	2,808,174
Series 2019 A-2, RB	4.54%	07/01/2053	163	148,677
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,073,177
				67,168,087
Rhode Island–1.08%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	195,422
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,184
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2040	4,445	4,445,417
Series 2015 B, Ref. RB	4.50%	06/01/2045	3,610	3,605,350
Series 2015 B, Ref. RB	5.00%	06/01/2050	6,905	6,895,318
				15,221,691
South Carolina–1.15%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	2,500	2,725,899
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.50%	11/15/2044	1,400	1,431,067
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project);
Series 2024, RB(d)	6.00%	06/15/2035	1,310	1,357,059
Series 2024, RB(d)	6.38%	06/15/2045	1,375	1,382,380
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(d)	5.00%	06/15/2044	2,790	2,652,019
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.50%	12/01/2045	1,000	1,009,588
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	2,000	1,886,029
South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(d)	7.00%	05/01/2026	385	382,074
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2025 A, RB	5.50%	10/01/2045	850	854,967
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGI)(e)	5.00%	12/01/2042	2,250	2,437,496
				16,118,578
Tennessee–2.49%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.00%	06/01/2027	2,590	2,530,480
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Jackson (City of), TN; Series 2015, RB	5.00%	04/01/2030	$2,890	$2,891,816
Knox (County of), TN Health, Educational & Housing Facility Board (University Health); Series 2017, Ref. RB	5.00%	04/01/2036	2,605	2,629,750
Knoxville Industrial Development Board; Series 2025, RB(d)	4.25%	11/01/2030	2,000	1,987,784
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	264,280
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-01/31/2019; Cost $1,583,774)(b)(c)(d)	5.25%	04/01/2028	1,588	19,845
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	5.13%	06/01/2036	1,600	1,625,889
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(d)	5.38%	09/01/2041	705	620,593
Series 2013 A, Ref. RB(d)	5.50%	09/01/2047	200	172,495
Series 2016 A, Ref. RB(d)	5.00%	09/01/2031	3,000	2,840,285
Tennergy Corp.;
Series 2021 A, RB(a)	4.00%	09/01/2028	3,610	3,678,701
Series 2022 A, RB(a)	5.50%	12/01/2030	5,950	6,445,436
Tennessee Energy Acquisition Corp.; Series 2006 B, RB	5.63%	09/01/2026	9,150	9,285,999
				34,993,353
Texas–8.65%
Anna (City of), TX; Series 2025, RB	4.25%	09/15/2035	810	811,506
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	135	135,517
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(d)	4.50%	06/15/2044	1,660	1,517,941
Series 2024, RB(d)	4.75%	06/15/2049	1,830	1,662,488
Series 2025, Ref. RB(d)	5.63%	06/15/2045	2,000	2,035,183
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(d)	5.00%	06/01/2033	3,790	3,908,225
Arlington Higher Education Finance Corp. (Great Hearts America - Texas); Series 2024, RB	4.50%	08/15/2039	1,500	1,502,414
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	2,290	2,171,514
Series 2021, Ref. RB	4.13%	02/15/2041	3,325	2,702,309
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2016, RB	5.38%	08/15/2036	3,835	3,510,540
Series 2021, RB	5.00%	08/15/2041	900	729,968
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.); Series 2023 A, RB(d)	5.25%	02/15/2033	1,950	1,888,477
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	315	315,013
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.15%	08/15/2029	1,140	1,143,720
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(d)	4.63%	12/31/2035	500	508,722
Austin (City of), TX;
Series 2014, RB(a)(f)(h)	5.00%	01/06/2026	4,000	4,007,847
Series 2014, RB(a)(f)(h)	5.00%	01/06/2026	2,000	2,003,924
Bastrop (City of), TX; Series 2025, RB(d)	5.38%	09/01/2045	500	504,846
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	5.00%	07/15/2041	1,000	992,703
Series 2018, Ref. RB	5.00%	07/15/2026	1,170	1,175,155
Series 2018, Ref. RB	5.00%	07/15/2033	2,630	2,673,947
Boyd (City of), TX; Series 2025, RB(d)	5.63%	09/15/2045	700	720,495
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB (Acquired 02/23/2022; Cost $28,116)(b)(c)(f)	7.00%	03/01/2039	27	3,915
Series 2019, RB (Acquired 02/17/2022-02/23/2022; Cost $149,800)(b)(c)(d)(f)	9.00%	03/01/2039	141	20,445
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(d)(f)	3.63%	07/01/2026	3,800	3,712,081
Celina (City of), TX; Series 2025, RB(d)	5.38%	09/01/2045	500	497,850
Celina (City of), TX (Mosaic Public Improvement District Improvement Area No. 2); Series 2024, RB(d)	5.13%	09/01/2044	1,250	1,273,125
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Crandall (City of), TX;
Series 2021, RB(d)	4.13%	09/15/2026	$50	$50,058
Series 2021, RB(d)	4.75%	09/15/2031	200	201,394
Series 2021, RB(d)	5.25%	09/15/2051	1,000	959,666
Crandall (City of), TX (River Ridge Public Improvement Disctrict Improvement Area #3); Series 2025, RB(d)	5.25%	09/15/2045	545	542,807
Decatur (City of), TX (Paloma Trails Public Improvement District Area No. 1); Series 2025, RB(d)	5.50%	09/15/2045	560	567,039
Gulf Coast Industrial Development Authority; Series 1998, RB(f)	8.00%	04/01/2028	340	340,416
Houston (City of), TX;
Series 2011, Ref. RB(a)(f)(h)	6.50%	12/08/2025	1,245	1,245,822
Series 2014 D, Ref. RB	5.00%	11/15/2044	2,000	2,000,135
Series 2015 B-1, RB(a)(f)(h)	5.00%	12/08/2025	7,700	7,703,010
Series 2024 B, RB(f)	5.50%	07/15/2036	1,000	1,092,184
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(f)	5.00%	07/01/2029	1,230	1,231,370
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(f)	5.00%	07/15/2028	1,000	1,028,571
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	620,853
Laredo (City of), TX; Series 2024, RB	5.00%	03/01/2040	1,000	1,084,809
Lavon (City of), TX (Trails of Lavon Public Improvements District Projetcs); Series 2025, RB(d)	5.75%	09/15/2045	875	903,594
Mesquite (City of), TX;
Series 2025, RB	4.25%	09/01/2035	833	833,035
Series 2025, RB	4.38%	09/01/2035	1,050	1,051,738
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB(b)	5.00%	02/15/2035	220	2,200
Mission Economic Development Corp. (Green Bonds); Series 2025, RB(a)(f)	5.00%	06/01/2030	2,125	2,209,132
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(f)	4.63%	10/01/2031	7,000	7,020,702
New Hope Cultural Education Facilities Finance Corp.; Series 2025 A, RB	6.25%	10/01/2045	5,000	5,202,555
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	1,815	1,812,784
Series 2016, Ref. RB	5.00%	07/01/2036	3,950	3,963,687
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(d)	4.00%	08/15/2030	4,085	3,886,239
New Hope Cultural Education Facilities Finance Corp. (Forefront Living - Bella Vida); Series 2025, Ref. RB	4.25%	10/01/2030	3,000	3,008,674
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2025, RB	5.25%	07/01/2032	1,000	1,009,465
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy); Series 2018 A, RB(d)	6.00%	08/15/2037	1,000	857,142
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2022, Ref. RB	4.00%	01/01/2032	1,500	1,409,306
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,165	1,121,987
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022, RB	5.50%	10/01/2027	210	210,221
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2039	1,000	990,423
North East Texas Regional Mobility Authority;
Series 2025 A, Ref. RB	5.00%	01/01/2039	750	829,253
Series 2025 A, Ref. RB	5.00%	01/01/2040	650	708,026
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(d)(f)	2.50%	01/01/2030	2,150	2,004,224
Series 2021, RB(d)(f)	2.63%	01/01/2031	800	738,473
Princeton (City of), TX (Eastridge Public Improvement District); Series 2025, RB(d)	5.38%	09/01/2045	420	424,871
Princeton (City of), TX (Westridge Public Improvement District); Series 2025, RB(d)	5.38%	09/01/2045	500	502,947
Providence Village (Town of), TX (Foree Ranch Public Improvement District Improvement Area No. 2); Series 2025, RB(d)	5.35%	09/01/2045	750	751,619
Seagoville (City of), TX; Series 2025, RB(d)	4.75%	09/15/2035	645	665,606
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB(b)	6.00%	02/15/2031	1,000	790,000
Series 2017, RB(b)	6.38%	02/15/2041	3,000	2,370,000
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center); Series 2025, RB(l)	5.25%	12/01/2049	10,000	10,729,967
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	4.00%	11/15/2027	$95	$93,897
Series 2020, Ref. RB	6.25%	11/15/2031	1,000	1,003,562
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	1,699	1,466,977
Travis County Development Authority (Longview 71 Public Improvement District Improvement Area No. 1); Series 2024, RB(d)	4.25%	09/01/2032	474	476,153
Travis County Development Authority (Turner’s Crossing Public Improvement District Improvement Area No. 1);
Series 2025, RB	5.00%	09/01/2044	700	695,772
Series 2025, RB	5.25%	09/01/2054	1,175	1,158,317
				121,700,552
Utah–2.81%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(d)	3.25%	03/01/2031	1,050	1,004,508
Series 2021 A, GO Bonds(d)	3.50%	03/01/2036	1,750	1,610,107
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(d)	5.63%	12/01/2043	1,898	1,924,600
Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(d)	4.25%	06/01/2041	2,205	1,939,346
Series 2021, GO Bonds(d)	4.50%	06/01/2051	2,500	2,117,222
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(d)	4.25%	08/01/2035	1,645	1,655,791
Series 2020 A, RB(d)	4.50%	08/01/2040	1,205	1,208,580
Series 2024-2, RB(d)	5.50%	06/15/2039	2,250	2,309,258
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2041	1,250	1,153,416
Olympia Public Infrastructure District No. 1; Series 2024 A-2, RB(d)	5.13%	12/01/2029	4,000	4,036,585
Peaks Public Infrastructure District (Peaks Assessment Area); Series 2024, RB(d)	5.25%	12/01/2053	1,450	1,396,726
Point Phase 1 Public Infrastructure District No. 1; Series 2025 A-1, RB	5.88%	03/01/2045	5,500	5,687,756
Sienna Hills Public Infrastructure District No. 1; Series 2023 A, GO Bonds(d)	6.75%	07/01/2035	2,500	2,640,171
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(d)	4.25%	06/15/2027	960	952,158
Series 2022, RB(d)	4.50%	06/15/2032	2,000	1,951,755
Series 2022, RB(d)	5.00%	06/15/2037	2,150	2,098,740
Series 2022, RB(d)	5.00%	06/15/2042	1,365	1,252,164
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(d)	4.50%	06/15/2027	100	99,404
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy);
Series 2019 A, RB(d)	4.50%	06/15/2029	685	677,855
Series 2019 A, RB(d)	5.00%	06/15/2034	1,270	1,268,359
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(d)	7.00%	12/01/2042	3,000	2,465,838
				39,450,339
Vermont–0.11%
East Central Vermont Telecommunications District; Series 2020 A, RB(d)	4.00%	12/01/2030	1,495	1,469,673
Virginia–0.59%
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(d)	4.50%	09/01/2028	960	966,929
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(d)(f)	5.00%	07/01/2038	2,310	2,200,555
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023 B-3, RB	5.38%	09/01/2029	4,000	4,049,319
Series 2023, RB	7.00%	09/01/2059	1,000	1,095,665
				8,312,468
Washington–1.46%
Kalispel Tribe of Indians; Series 2018 B, RB(d)	5.00%	01/01/2032	600	611,614
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	65	65,013
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(f)	5.75%	01/01/2028	5	5,004
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(f)	5.00%	04/01/2030	6,475	6,476,425
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.00%	09/01/2044	1,900	1,991,069
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (CommonSpirit Health); Series 2025 A, Ref. RB	5.00%	09/01/2043	$1,000	$1,056,807
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(d)(e)	5.00%	07/01/2045	2,750	2,795,175
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(d)	4.00%	07/01/2026	125	124,904
Washington (State of) Housing Finance Commission (Horizon House); Series 2025 A, Ref. RB	6.00%	01/01/2046	3,000	2,986,070
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(d)	4.00%	07/01/2040	1,640	1,409,986
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(d)	4.50%	07/01/2028	575	548,559
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(d)	5.00%	01/01/2039	2,500	2,522,336
				20,592,962
West Virginia–0.67%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(b)(d)(i)	5.75%	06/01/2042	1,000	706,047
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(d)	5.75%	06/01/2043	875	925,421
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2026	1,000	1,000,766
Series 2015, Ref. RB	4.00%	07/01/2035	190	173,863
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	4.50%	06/01/2027	1,340	1,345,917
West Virginia (State of) Economic Development Authority (Commercial Metals Co.); Series 2025, RB(a)(f)	4.63%	05/15/2032	5,000	5,078,444
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(d)(f)	6.75%	02/01/2026	1,000	100,000
Series 2018, RB(b)(d)(f)	8.75%	02/01/2036	320	96,000
				9,426,458
Wisconsin–6.20%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	540	538,310
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	172,099
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,000	1,007,215
Series 2019, Ref. RB	5.00%	11/01/2046	1,650	1,537,650
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.);
Series 2025 A, Ref. RB	5.00%	11/15/2035	1,770	1,771,865
Series 2025 A, Ref. RB	6.00%	11/15/2045	2,000	1,974,327
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.00%	10/01/2044	300	316,173
Wisconsin (State of) Public Finance Authority;
Series 2022 B, RB(d)	7.00%	02/01/2028	665	665,588
Series 2022, RB(d)	5.38%	06/01/2037	670	671,376
Series 2023 A, Ref. RB(d)	5.75%	10/01/2043	1,775	1,803,621
Series 2024, RB(d)	12.00%	05/16/2029	1,315	1,519,500
Series 2025 A, RB(d)	5.25%	12/01/2035	545	554,184
Series 2025 A, RB(d)	6.25%	12/01/2045	825	839,510
Series 2025, RB(d)	5.50%	07/01/2035	1,810	1,810,083
Series 2025, RB(d)(g)	0.00%	12/15/2039	1,100	449,464
Series 2025, RB(g)	0.00%	12/15/2039	26,000	8,906,687
Series 2025, RB(d)	5.75%	06/01/2045	505	498,843
Series 2025, RB(d)	6.75%	06/15/2055	500	497,780
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (Acquired 12/01/2017; Cost $2,000,000)(b)(c)(d)	6.25%	10/01/2031	2,000	200,000
Wisconsin (State of) Public Finance Authority (Alamance Community School); Series 2021 A, RB(d)	5.00%	06/15/2041	1,020	969,757
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(d)(g)	0.00%	12/15/2038	5,000	2,305,069
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)	6.25%	08/01/2027	500	400,000
Series 2017, RB(d)	6.75%	08/01/2031	500	385,000
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(d)	4.25%	06/15/2031	$550	$525,248
Series 2021 A, RB(d)	5.00%	06/15/2041	615	551,406
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(d)(g)	0.00%	12/15/2033	5,110	3,086,161
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holdings); Series 2025, Ref. RB	5.25%	06/01/2045	350	355,908
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy);
Series 2024, RB(d)	5.38%	06/15/2039	250	252,331
Series 2024, RB(d)	5.70%	06/15/2044	400	398,802
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	325	330,244
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(d)	6.13%	02/01/2039	4,200	4,200,564
Series 2022 A, RB(d)	6.13%	02/01/2039	4,175	4,175,560
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(d)(g)	0.00%	12/01/2028	4,745	3,724,756
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation, LLC ); Series 2025, RB	5.25%	06/15/2045	550	564,358
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(d)(g)	0.00%	09/01/2029	1,022	778,014
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus);
Series 2024, RB(d)	5.00%	12/15/2034	795	823,254
Series 2024, RB(d)	5.00%	12/15/2039	700	704,178
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(d)	5.00%	06/01/2041	2,300	2,337,498
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(f)	7.25%	06/01/2035	3,800	4,004,150
Series 2017, Ref. RB(d)(f)	7.13%	06/01/2041	145	151,003
Wisconsin (State of) Public Finance Authority (Milo Farms Project); Series 2025, RB(d)(g)	0.00%	12/15/2039	5,000	1,760,110
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	3.75%	07/01/2031	2,965	2,819,915
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(d)	5.00%	06/15/2039	440	435,357
Series 2019, RB(d)	5.00%	06/15/2049	540	496,290
Wisconsin (State of) Public Finance Authority (Pinecrest Academy of Nevada - Sloan Canyon Campus); Series 2024, Ref. RB(d)	4.00%	07/15/2039	750	695,692
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(d)	5.50%	01/01/2031	5,375	4,620,418
Series 2021 A, RB(d)	6.50%	01/01/2041	3,110	2,292,195
Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(d)	6.00%	07/15/2043	1,150	1,190,925
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(d)	5.63%	12/15/2030	4,191	4,199,379
Wisconsin (State of) Public Finance Authority (Rans-Elevon); Series 2024, RB(d)	5.00%	07/15/2030	1,762	1,765,326
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016, Ref. RB	5.00%	06/01/2040	3,500	3,513,877
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2022, RB(d)(h)	4.00%	04/01/2032	10	10,299
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(d)	5.00%	10/01/2043	1,560	1,548,595
Wisconsin (State of) Public Finance Authority (Town of Scarborough - The Downs); Series 2024, RB	5.00%	08/01/2039	1,550	1,577,095
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(d)	4.50%	06/15/2032	500	511,484
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,000	3,051,443
				87,245,936
Total Municipal Obligations (Cost $1,400,565,973)				1,379,892,181
U.S. Dollar Denominated Bonds & Notes–0.16%
California–0.01%
CalPlant I LLC; Exit Facility(d)(i)	15.00%	02/28/2027	770	151,086
Texas–0.15%
AM BidCo Holdings LLC(i)	3.86%	10/21/2027	2,162	2,161,851
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,931,851)				2,312,937
			Shares
Common Stocks & Other Equity Interests–0.09%
Resolute Forest Products, Inc.(i)			6,757	0
BL Train Holdings West LLC; Wts. expiring 12/01/2025(i)			40,500	0
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Shares	Value
AM BidCo Holdings LLC(i)	122	$1,216,200
Total Common Stocks & Other Equity Interests (Cost $1,225,744)		1,216,200

Exchange-Traded Funds–0.06%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(m)	17,000	864,358

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(i)	100,023	0
TOTAL INVESTMENTS IN SECURITIES(n)–98.44% (Cost $1,405,596,178)		1,384,285,676
FLOATING RATE NOTE OBLIGATIONS–(0.55)%
Note with an interest and fee rate of 2.53% at 11/30/2025 and a contractual maturity of collateral of 12/01/2049(o)		(7,700,000)
OTHER ASSETS LESS LIABILITIES–2.11%		29,637,954
NET ASSETS–100.00%		$1,406,223,630
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $7,922,980, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at November 30, 2025 was $27,278,288, which represented 1.94% of the Fund’s Net Assets.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $485,473,539, which represented 34.52% of the Fund’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Underlying security related to TOB Trusts entered into by the Fund.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$844,625	$-	$-	$19,733	$-	$864,358	$11,093

(n)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Fund’s investments with a value of $10,729,967 are held by TOB Trusts and serve as collateral for the $7,700,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,378,751,913	$1,140,268	$1,379,892,181
U.S. Dollar Denominated Bonds & Notes	—	—	2,312,937	2,312,937
Common Stocks & Other Equity Interests	—	—	1,216,200	1,216,200
Exchange-Traded Funds	864,358	—	—	864,358
Preferred Stocks	—	—	0	0
Total Investments in Securities	864,358	1,378,751,913	4,669,405	1,384,285,676
Other Investments - Assets
Investments Matured	—	8,624,412	50,035	8,674,447
Total Investments	$864,358	$1,387,376,325	$4,719,440	$1,392,960,123
Invesco Short Duration High Yield Municipal Fund